7 Trade receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables
7	Trade receivables

	2020	2019

Tuition fees	195,318	80,156
Educational content (a)	62,931	37,154
FIES	49,425	17,789
Educational credits	11,248	9,899
Mobile app subscription (b)	13,526	-
Others	10,476	5,005
	342,924	150,003
(-) Allowance for doubtful accounts	(32,980)	(14,763)
	309,944	135,240
Current	302,317	125,439
Non-current	7,627	9,801

(a)       Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel.

(b)       Related to trade receivables from mobile applications subscriptions for digital medical content.

As of December 31, 2020 and 2019, the aging of trade receivables was as follows:

	2020	2019

Neither past due nor impaired	145,076	71,095
Past due
1 to 30 days	44,365	15,042
31 to 90 days	57,198	27,221
91 to 180 days	51,521	20,543
More than 180 days	44,764	16,102
	342,924	150,003

The changes in the allowance for doubtful accounts for the years ended December 31, 2020, 2019 and 2018, was as follows:

	2020	2019	2018

Balance at the beginning of the year	(14,763)	(7,537)	(3,794)
Additions	(32,081)	(15,040)	(7,714)
Write-offs	13,864	7,814	3,971
Balance at the end of the year	(32,980)	(14,763)	(7,537)